Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Feb. 28, 2019
Registrant Name	dei_EntityRegistrantName	BLACKROCK FOCUS GROWTH FUND, INC.
Central Index Key	dei_EntityCentralIndexKey	0001097293
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Aug. 02, 2019
Document Effective Date	dei_DocumentEffectiveDate	Aug. 02, 2019
Prospectus Date	rr_ProspectusDate	Jul. 30, 2019
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A